Note 4 - Stockholders' Equity (Q1) (Details) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 23, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stock Issued During Period, Shares, New Issues (in shares)		1,515,878
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)			$ 5.62		$ 7.28	$ 8.89	$ 10.90
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)			0	0	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value			$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value			$ 0		$ 0
Placement Agent Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	150,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 8.75
Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)	2,000,000
Shares Issued, Price Per Share (in dollars per share)	$ 7
Proceeds from Issuance of Common Stock	$ 14,000,000